CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid in Capital CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit CNY (¥)	Total Shareholders' Equity CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2022	¥ 2,922	¥ (1,849,600)	¥ 94,593,062	¥ 1,036,011	¥ (69,914,230)	¥ 23,868,165	¥ 221,374	¥ 24,089,539
Balance (in shares) at Dec. 31, 2022 | shares	1,680,220,892
Balance (in shares, treasury) at Dec. 31, 2022 | shares		(18,061,024)
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(303,163)			(303,163)		(303,163)
Issuance of ordinary shares	¥ 674		20,961,615			20,962,289		20,962,289
Issuance of ordinary shares (in shares) | shares	378,695,543
Exercise of share options	¥ 8		96,699			96,707		96,707
Exercise of share options (in shares) | shares	4,242,054
Share based compensation of the restricted shares	¥ 18		2,089,401			2,089,419		2,089,419
Share based compensation of the restricted shares (in shares) | shares	10,363,629
Share based compensation of the share options			279,640			279,640		279,640
Foreign currency translation adjustment				11,514		11,514		11,514
Recycling of unrealized gain of available-for-sale debt security (Note 9)				(614,534)		(614,534)	(156,026)	(770,560)
Net loss					(20,843,804)	(20,843,804)	124,051	(20,719,753)
Balance at Dec. 31, 2023	¥ 3,622	¥ (1,849,600)	117,717,254	432,991	(90,758,034)	25,546,233	189,399	25,735,632
Balance (in shares) at Dec. 31, 2023 | shares	2,073,522,118
Balance (in shares, treasury) at Dec. 31, 2023 | shares		(18,061,024)
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(347,516)			(347,516)		(347,516)
Exchange of convertible senior notes to ordinary shares with cancellation of the same amount of treasury shares (Note 12 (iv))		¥ 2,214,029	(1,311,200)			902,829		902,829
Exchange of convertible senior notes to ordinary shares with cancellation of the same amount of treasury shares (Note 12 (iv)) (In shares) | shares		27,690,071
Exercise of share options	¥ 13		97,460			97,473		97,473
Exercise of share options (in shares) | shares	7,102,713
Share based compensation of the restricted shares	¥ 25		1,918,768			1,918,793		1,918,793
Share based compensation of the restricted shares (in shares) | shares	14,353,997
Share based compensation of the share options			9,719			9,719		9,719
Foreign currency translation adjustment				149,668		149,668		149,668
Settlement of capped call options and zero strike call options (Note 12 (iv))		¥ (709,490)	709,490
Settlement of capped call options and zero strike call options (Note 12 (iv)) (in shares) | shares		(13,404,825)
Capital withdrawal by non-controlling interests							(343)	(343)
Share lending arrangement (Note 21)		¥ 105,733	(105,733)					105,700
Share lending arrangement (Note 21) (in shares) | shares		302,845
Net loss					(22,310,176)	(22,310,176)	(91,533)	(22,401,709)
Balance at Dec. 31, 2024	¥ 3,660	¥ (239,328)	118,688,242	582,659	(113,068,210)	5,967,023	97,523	¥ 6,064,546
Balance (in shares) at Dec. 31, 2024 | shares	2,094,978,828
Balance (in shares, treasury) at Dec. 31, 2024 | shares		(3,472,933)						3,472,933	3,472,933
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(609,857)			(609,857)		¥ (609,857)
Issuance of ordinary shares	¥ 618		11,854,098			11,854,716		11,854,716
Issuance of ordinary shares (in shares) | shares	345,890,918
Exercise of share options	¥ 14		120,518			120,532		¥ 120,532
Exercise of share options (in shares) | shares	7,965,157							7,965,157	7,965,157
Share based compensation of the restricted shares and share options	¥ 51		1,790,676			1,790,727		¥ 1,790,727
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares	28,389,949
Foreign currency translation adjustment				(2,860)		(2,860)		(2,860)	$ (409)
Capital withdrawal by non-controlling interests							(61,778)	(61,778)
Distribution to non-controlling interests							(72,722)	(72,722)
Share lending arrangement (Note 21)		¥ 115,418	(115,418)					115,400
Share lending arrangement (Note 21) (in shares) | shares		521,405
Net loss					(14,960,821)	(14,960,821)	18,220	(14,942,601)	(2,136,763)
Balance at Dec. 31, 2025	¥ 4,343	¥ (123,910)	¥ 131,728,259	¥ 579,799	¥ (128,029,031)	¥ 4,159,460	¥ (18,757)	¥ 4,140,703	$ 592,113
Balance (in shares) at Dec. 31, 2025 | shares	2,477,224,852
Balance (in shares, treasury) at Dec. 31, 2025 | shares		(2,951,528)						2,951,528	2,951,528